AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - USD ($) shares in Millions, $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments, at fair value:
Real estate properties (cost: $13,986.3 and $13,048.5)	$ 16,476.7	$ 15,835.0
Real estate joint ventures and funds (cost: $5,395.2 and $6,244.4)	6,522.1	7,516.0
Real estate operating business (cost: $250.2 and $—)	250.0	0.0
Marketable securities:
Real estate related (cost: $— and $686.0)	0.0	825.7	[1]
Other (cost: $739.3 and $4,144.7)	739.3	4,150.2
Loans receivable (cost: $1,527.6 and $1,504.5)	1,493.2	1,503.1
Loans receivable with related parties (cost: $69.3 and $69.3)	69.4	69.0
Total investments (cost: $21,967.9 and $25,697.4)	25,550.7	29,899.0
Cash and cash equivalents	37.8	15.1
Due from investment manager	17.9	5.5
Other	331.4	290.3	[2]
TOTAL ASSETS	25,937.8	30,209.9
LIABILITIES
Loans payable, at fair value (principal outstanding: $2,381.3 and $2,338.0)	2,411.4	2,365.0
Line of credit, at fair value	0.0	250.0
Accrued real estate property expenses	246.5	225.9
Payable for collateral for securities loaned	0.0	25.7
Other	36.0	35.4
TOTAL LIABILITIES	2,693.9	2,902.0
COMMITMENTS AND CONTINGENCIES
NET ASSETS
Accumulation Fund	22,729.0	26,759.1
Annuity Fund	514.9	548.8
TOTAL NET ASSETS	$ 23,243.9	$ 27,307.9
NUMBER OF ACCUMULATION UNITS OUTSTANDING (in shares)	52.0	60.8
NET ASSET VALUE, PER ACCUMULATION UNIT (in dollars per share)	$ 436.722	$ 440.422

[1]	Includes securities loaned of $25.2 million at December 31, 2019.
[2]	Includes cash collateral for securities loaned of $25.7 million at December 31, 2019.